Statement of Compliance - Summary of Initial Application, Measurement Categories and Carrying Amounts of Financial Assets in Accordance with IAS No. 39 and IFRS No. 9 (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₩ 2,643,865		₩ 2,612,530
Trade accounts and notes receivable	9,130,204		8,824,563
Other receivables	1,385,629		1,636,006
Equity securities	(1,238,630)
Other Securities	338,106
Short-term financial instruments	₩ 6,099,303		5,545,667
IFRS9 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		₩ 65,051
Other receivables		1,898
Equity securities		17,812
Debt securities		188,276
Other Securities		366,241
Short-term financial instruments		5,547,637
IFRS9 [member] | Hedging instrument category [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		3,239
IFRS9 [member] | Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		2,612,530
Trade accounts and notes receivable		8,799,161
Other receivables		2,188,820
Debt securities		5,211
Deposit instruments		1,358,311
IFRS9 [member] | Fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Equity securities		1,403,483
Debt securities		₩ 2,303
IAS 39 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets			65,051
Short-term financial instruments			1,970
IAS 39 [member] | Hedging instrument category [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets			3,239
IAS 39 [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			2,612,530
Trade accounts and notes receivable			8,901,867
Other receivables			2,195,466
Deposit instruments			1,358,311
Short-term financial instruments			5,545,667
IAS 39 [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Equity securities			1,421,295
Debt securities			190,579
Other Securities			366,241
IAS 39 [member] | Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Debt securities			₩ 5,211